Income Tax Expense	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax Expense	Income Tax Expense
(1)Details of income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Current tax on profit for the year
Current year	₩	37,459	₩	27,932	₩	29,903
Adjustments recognized related to prior period incomes	—		—		1,647
Deferred tax expense
Change in net deferred tax assets	(742)		(1,108)		1,871
Income tax expense	₩	36,717	₩	26,824	₩	33,421
(2)The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the entities for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Profit before income tax	₩ 168,699	₩ 109,882	₩ 99,301
Income tax using the statutory tax rate of each country	31,300	23,951	25,957
Adjustments
Expenses not deductible for tax purpose	9	7	11
Non taxable income	(131)	—	—
Withholding tax	8,615	5,028	4,500
Utilization of previously unrecognized loss carried forward	(714)	(239)	—
Adjustments recognized related to prior period incomes	—	—	1,647
Tax credit	(1,174)	(2,131)	(765)
Corporate tax on unappropriated earnings	(134)	1,085	487
Changes in deferred tax liabilities related to investment in subsidiaries	(422)	(1,101)	1,351
Others	(632)	224	233
Total adjustments	5,417	2,873	7,464
Income tax expense	₩ 36,717	₩ 26,824	₩ 33,421
Effective tax rate	22%	24%	34%
(3)Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2023 and 2022 are as follows:

	2023
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 38	₩ 13	₩ 51
Intangible assets	442	223	665
Other non-current assets	202	(177)	25
Accounts payables	1,701	(183)	1,518
Accrued expenses	233	49	282
Deferred revenue	94	261	355
Allowance for doubtful account	299	880	1,179
Other non-current liabilities	81	1	82
Lease	(30)	(8)	(38)
Investments in subsidiaries	(2,791)	423	(2,368)
Others	(278)	1,160	882
Sub Total	(9)	2,642	2,633
Deferred tax due to carry-forward losses	759	(58)	701
Deferred tax due to tax credit carry-forward	2,078	(1,842)	236
Deferred tax assets (*)	5,660	292	5,952
Deferred tax liabilities	₩ (2,832)	₩ 450	₩ (2,382)

	2022
	Beginning balance	Increase (decrease)	Ending balance
	(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	₩ 34	₩ 4	₩ 38
Intangible assets	398	44	442
Other non-current assets	530	(328)	202
Accounts payables	1,404	297	1,701
Accrued expenses	192	41	233
Deferred revenue	311	(217)	94
Allowance for doubtful account	367	(68)	299
Other non-current liabilities	75	6	81
Lease	(43)	13	(30)
Investments in subsidiaries	(3,759)	968	(2,791)
Others	(2)	(276)	(278)
Sub Total	(494)	485	(9)
Deferred tax due to carry-forward deficits	135	624	759
Deferred tax due to tax credit carry-forward	2,078	—	2,078
Deferred tax assets (*)	1,719	3,941	5,660
Deferred tax liabilities	₩ —	₩ (2,832)	₩ (2,832)
(*) The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as the each entity's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward and carry-forward deficits. As of December 31, 2023 and 2022, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of each entity's future taxable income. This amount may change if the estimate of future taxable income changes.
(4)Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2023 are as follows:

Year of expiration	Unused loss carryforwards	Unused tax credit carryforwards
2024	₩ 2,585	₩ —
2025	1,421	160
2026	2,002	175
2027	353	163
2028	2,134	520
After 2028	5,339	1,284
Total	₩ 13,834	₩ 2,302
(5) As of December 31, 2023 and 2022, the Group did not recognize deferred income tax asset for the temporary difference of Won 23,087 million and Won 22,409 million relating to investments in subsidiaries as it is not probable such temporary differences can be utilized in the foreseeable future.

(6) The gross balances of deferred tax assets and liabilities for the years ended December 31, 2023 and 2022, is as follows:

	December 31, 2023	December 31, 2022
	(In millions of Korean won)
Deferred tax assets
- Deferred tax assets to be recovered after more than 12 months	₩ 1,601	₩ 1,935
- Deferred tax assets to be recovered within 12 months	5,801	5,075
Sub-total	7,402	7,010
Deferred tax liabilities
- Deferred tax liabilities to be recovered after more than 12 months	(15)	(3,124)
- Deferred tax liabilities to be recovered within 12 months	(3,817)	(1,058)
Sub-total	(3,832)	(4,182)

(7) Impact of Pillar Two income taxes

Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate. All entities within the Group have an effective tax rate that exceeds 15%, except for Gravity Game Vision Limited that operates in Hong Kong.

For 2023, the average effective tax rate (calculated in accordance with paragraph 86 of IAS 12) of Gravity Game Vision Limited operating in Hong Kong is:

Gravity Game Vision Limited
(In millions of Korean won)
Tax expense for year ended 31 December 2023	₩ 3,396
Profit before income tax	26,943
Average effective tax rate	12.60%

The Group is in the process of assessing its exposure to the Pillar Two legislation for when it comes into effect. This assessment indicates for Hong Kong that the average effective tax rate based on accounting profit is 12.6% for the annual reporting period to 31 December 2023. However, although the average effective tax rate is below 15%, the Group might not be exposed to paying Pillar Two income taxes in relation to Hong Kong. Also, even for those entities with an accounting effective tax rate above 15%, there may still be Pillar Two tax implications.

The Group is in the process of evaluating the potential impact of the legislation on the taxes through a rational methodology.